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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2004

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     02/03/2005
Signature                  City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            88

Form 13F Information Table Value Total:    $3,344,907

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO HLDGS ADR             ADR              000937102   102863  3867028   SH       SOLE               3867028
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    20493   482303   SH       SOLE                482303
BAYER AG-SPONSORED ADR         ADR              072730302     1778    52317   SH       SOLE                 52317
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    47870   827063   SH       SOLE                827063
GALLAHER GROUP PLC             ADR              363595109      395     6500   SH       SOLE                  6500
GLAXO SMITHKLINE PLC SPONSORED ADR              37733W105    61173  1290834   SH       SOLE               1290834
HEINEKEN HOLDINGS 'A' ADRS     ADR              2740069      21121   686857   SH       SOLE                686857
HEINEKEN NV ADR                ADR              2419176      27956   838466   SH       SOLE                838466
NOVARTIS AG ADR                ADR              66987V109    18687   369754   SH       SOLE                369754
SANOFI-AVENTIS ADR             ADR              80105N204     8859   221195   SH       SOLE                221195
SYNGENTA AG ADR                ADR              87160A100      926    43360   SH       SOLE                 43362
UNILEVER (UL)                  ADR              904767704    18751   474465   SH       SOLE                474465
UNILEVER (UN)                  ADR              904784709    46801   701560   SH       SOLE                701560
HEINEKEN NV                    COM              7792559      84223  2526015   SH       SOLE               2209215         316800
SANOFI-AVENTIS                 COM              5671735     121087  1515023   SH       SOLE               1443323          71700
ENNSTONE PLC                   COM              0178725       3216  4558750   SH       SOLE               4558750
HONDA MOTOR CO LTD             COM              6435145        777    15000   SH       SOLE                 15000
KOREA ELECTRICAL POWER         COM              6495730kr    51675  1992320   SH       SOLE               1910320          82000
21ST CENTURY INS GROUP         COM              90130N103    14045  1032722   SH       SOLE               1032722
ACMAT CORP CLASS A             COM              004616207      778    51890   SH       SOLE                 51890
ALLIED IRISH BANKS PLC         COM              019228402      314     7600   SH       SOLE                  7600
AMERICAN EXPRESS COMPANY       COM              025816109   185370  3288447   SH       SOLE               3231903          56544
AMERICAN NATIONAL INSURANCE CO COM              028591105    79226   760620   SH       SOLE                735939          24681
BANK OF AMERICA CORP COM       COM              060505104      649    13820   SH       SOLE                 13820
BERKSHIRE HATHAWAY INC DEL     COM              084670108    16613      189   SH       SOLE                   189
CALCASIEU REAL EST & OIL CO    COM              128685104      107    10600   SH       SOLE                 10600
CENTRAL STEEL & WIRE CO        COM              155411101      216      412   SH       SOLE                   412
CHEVRONTEXACO CORP             COM              166764100     1032    19660   SH       SOLE                 19660
COCA COLA BOTTLING COMPANY     COM              191098102     1223    21441   SH       SOLE                 21441
COMCAST CORP - CLASS A         COM              20030N101      759    22793   SH       SOLE                 22793
COMCAST CORP SPECIAL CLASS A   COM              20030N200   134065  4082361   SH       SOLE               3757361         325000
COMERICA INCORPORATED          COM              200340107     2509    41125   SH       SOLE                 41125
COMMONWEALTH TELEPHONE ENTERPR COM              203349105    12302   247724   SH       SOLE                247724
CONAGRA                        COM              205887102      308    10450   SH       SOLE                 10450
DOLLAR THRIFTY AUTOMOTIVE      COM              256743105    45562  1508671   SH       SOLE               1508671
ELECTRONIC DATA SYSTEMS CORP   COM              285661104    68572  2968495   SH       SOLE               2801241         167254
EMC CORP - MINN                COM              268649100      124    10800   SH       SOLE                 10800
EXXON MOBIL CORPORATION        COM              30231G102      332     6468   SH       SOLE                  6468
FEDERATED DEPARTMENT STORES    COM              31410H101      214     3700   SH       SOLE                  3700
FEDERATED INVESTORS INC (PA.)  COM              314211103    86242  2836913   SH       SOLE               2744913          92000
FIRST LONG ISLAND CORP - NY    COM              320734106     2525    50044   SH       SOLE                 50044
FISHER COMPANIES INC           COM              337756209      285     5824   SH       SOLE                  5824
FPL GROUP INC.                 COM              302571104      361     4835   SH       SOLE                  4835




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

GATX CORP                      COM              361448103    17093   578247   SH       SOLE                578247
GENERAL ELECTRIC CO            COM              369604103      690    18900   SH       SOLE                 18900
GEOGRAPHIC DATA TECHNOLOGY, IN COM              372245209        0    20250   SH       SOLE                 20250
GORMAN-RUPP CO                 COM              383082104    15731   683958   SH       SOLE                683958
GREAT AMERN FINL RES INC       COM              389915109    18671  1074888   SH       SOLE               1074888
HEINZ H J CO                   COM              423074103      265     6800   SH       SOLE                  6800
HIBERNIA CORP  CL-A            COM              428656102     5046   170998   SH       SOLE                170998
KANSAS CITY LIFE INSURANCE COM COM              484836101      781    16520   SH       SOLE                 16520
LEUCADIA NATIONAL CORP         COM              527288104    17289   248836   SH       SOLE                248836
M & F WORLDWIDE CORP           COM              552541104     1215    89205   SH       SOLE                 89205
MB FINANCIAL, INC.             COM              55264U108     1092    25911   SH       SOLE                 25911
MBIA INC                       COM              55262C100   182914  2890547   SH       SOLE               2773947         116600
MERCHANTS GROUP, INC.          COM              588539106     2310    96254   SH       SOLE                 96254
MFC BANCORP LTD                COM              55271x202      293    14665   SH       SOLE                 14665
NATIONAL WESTERN LIFE INS CO   COM              638522102    46597   279678   SH       SOLE                279678
OIL-DRI CORP OF AMERICA        COM              677864100     5087   279342   SH       SOLE                279342
PNC FINANCIAL SERVICES GROUP I COM              693475105   100485  1749399   SH       SOLE               1698399          51000
POPULAR INC.                   COM              733174106   154740  5367318   SH       SOLE               5367318
PROQUEST COMPANY               COM              74346p102   116399  3919142   SH       SOLE               3919142
RAMCO GERSHENSON PROPERTIES TR COM              751452202    10151   314758   SH       SOLE                314758
RAYONIER INC                   COM              754907103    41505   848593   SH       SOLE                848593
SARA LEE CORP                  COM              803111103      475    19680   SH       SOLE                 19680
SAUL CENTERS INC               COM              804395101      268     7000   SH       SOLE                  7000
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      398    13280   SH       SOLE                 13280
SHERWIN WILLIAMS CO            COM              824348106      348     7800   SH       SOLE                  7800
STEPAN CO                      COM              858586100     6825   280163   SH       SOLE                280163
TECUMSEH PRODUCTS COMPANY CLAS COM              878895200     2508    52462   SH       SOLE                 52462
TECUMSEH PRODUCTS COMPANY CLAS COM              878895101      741    15125   SH       SOLE                 15125
TORCHMARK CORP                 COM              891027104   129238  2261778   SH       SOLE               2261778
TRANSATLANTIC HLDGS            COM              893521104   153550  2483422   SH       SOLE               2337098         146324
TRUSTMARK CORPORATION          COM              898402102     1193    38400   SH       SOLE                 38400
UNIFIRST CORP                  COM              904708104     4609   162980   SH       SOLE                102580          60400
URSTADT BIDDLE PROPERTIES INC. COM              917286106      242    15000   SH       SOLE                 15000
URSTADT BIDDLE PROPERTIES INC. COM              917286205      205    12000   SH       SOLE                 12000
UST INC                        COM              902911106      695    14445   SH       SOLE                 14445
VERIZON COMMUNICATIONS         COM              92343V104      386     9525   SH       SOLE                  9525
WELLS FARGO & COMPANY          COM              949746101    85076  1368876   SH       SOLE               1368876
AMERICAN INT'L GROUP           COM              026874107   154075  2346201   SH       SOLE               2258501          87700
BRISTOL MYERS SQUIBB CO        COM              110122108    63323  2471641   SH       SOLE               2304641         167000
COCA COLA FEMSA                COM              191241108    87153  3668060   SH       SOLE               3496560         171500
HOLLINGER INTERNATIONAL INC    COM              435569108   193852 12363015   SH       SOLE              12363015
JOHNSON & JOHNSON              COM              478160104    27198   428855   SH       SOLE                428855
NATUZZI SPA                    COM              63905A101    54036  4980280   SH       SOLE               4980280
PFIZER INC                     COM              717081103   204968  7622457   SH       SOLE               7442457         180000
SCHERING PLOUGH CORP           COM              806605101   142806  6839361   SH       SOLE               6839361

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